UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

 Tidal Trust III
234 West Florida Street, Suite 203

 Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Impact Shares Women's Empowerment ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025

Impact Shares Women's Empowerment ETF

TICKER: WOMN (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Impact Shares Women's Empowerment ETF (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares Women's Empowerment ETF	$79	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Impact Shares Women's Empowerment ETF - $25,032
Russell 1000 Total Return Index - $23,745
Morningstar US Large-Mid Cap Index - $24,111
Morningstar Women’s Empowerment Index - $22,864
$27,000
$24,000
$21,000
$18,000
$15,000
$12,000
$9,000
$6,000
8/24/2018
4/30/2019
1/31/2020
10/31/2020
7/31/2021
4/30/2022
1/31/2023
10/31/2023
7/31/2024
6/30/2025

Annual Performance

	One Year	Five Years	Since Inception
Impact Shares Women's Empowerment ETF - at NAV	11.46%	16.40%	14.34%
Russell 1000 Index (USD)	15.66%	16.30%	13.56%
Morningstar Women's Empowerment Index	11.89%	14.71%	12.95%
Morningstar US Large-Mid Cap Index	15.39%	16.30%	13.69%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.impactetfs.org for more recent performance information.

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 11.46% (NAV) and 11.40% (Market). This compares to the 11.89% total return of the Morningstar Women’s Empowerment Index, 15.66% total return of the Russell 1000 Total Return Index, and 15.39% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio relative to the S&P 500, Communication Services and Financials were the leading contributors, while Information Technology and Health Care were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included Meta Platforms Inc, International Business Machines Corp, and Cisco Systems Inc. Conversely, the leading detractors included Adobe Inc, Apple Inc, and UnitedHealth Group Inc.

Impact Shares Women's Empowerment ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$62,451
Number of Holdings	202
Total Advisory Fee	$461,535
Annual Portfolio Turnover	21%

What did the Fund invest in?

(as of June 30, 2025)

Sector Breakdown

(% of total net assets)

Technology
24.9%
Financials
17.7%
Consumer Discretionary
11.5%
Health Care
10.8%
Communications
10.7%
Industrials
7.5%
Consumer Staples
6.4%
Energy
4.8%
Real Estate
2.0%
Utilities
1.9%
Materials
1.7%
Cash & Other
0.1%

Top Ten Holdings	(Percentage of Net Assets)
Meta Platforms, Inc.	5.3
Apple, Inc.	5.0
Amazon.com, Inc.	5.0
Visa, Inc.	2.9
McDonald's Corp.	2.5
Mastercard, Inc.	2.2
Exxon Mobile Corp.	2.2
Verizon Communications, Inc.	2.1
Cisco Systems, Inc.	2.0
International Business Machine Corp.	2.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.impactetfs.org.

Impact Shares NAACP Minority Empowerment ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025

Impact Shares NAACP Minority Empowerment ETF

TICKER: NACP (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$52	0.49%

Cumulative Performance

(Initial Investment of $10,000)

Impact Shares NAACP Minority Empowerment ETF - $25,271
Russell 1000 Total Return Index - $24,286
Morningstar US Large-Mid Cap Index - $24,499
Morningstar Minority Empowerment Index - $21,538
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/18/2018
3/31/2019
12/31/2019
9/30/2020
6/30/2021
3/31/2022
12/31/2022
9/30/2023
6/30/2024
6/30/2025

Annual Performance

	One Year	Five Years	Since Inception
Impact Shares NAACP Minority Empowerment ETF - at NAV	14.04%	16.73%	14.27%
Russell 1000 Index (USD)	15.66%	16.30%	13.62%
Morningstar Minority Empowerment Index	12.35%	14.44%	11.59%
Morningstar US Large-Mid Cap Index	15.39%	16.30%	13.75%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.impactetfs.org for more recent performance information.

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 14.04% (NAV) and 13.97% (Market). This compares to the 12.35% total return of the Morningstar Minority Empowerment Index, 15.66% total return of the Russell 1000 Total Return Index, and 15.39% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio relative to the S&P 500, Consumer Discretionary and Financials were the leading contributors, while Information Technology and Communication Services were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included International Business Machines Corp, Tesla Inc, and Meta Platforms Inc. Conversely, the leading detractors included Qualcomm Inc, Apple Inc, and Alphabet Inc.

Impact Shares NAACP Minority Empowerment ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$55,719
Number of Holdings	201
Total Advisory Fee	$260,704
Annual Portfolio Turnover	24%

What did the Fund invest in?

(as of June 30, 2025)

Sector Breakdown

(% of total net assets)

Technology
31.7%
Communications
15.1%
Financials
12.2%
Consumer Discretionary
10.7%
Health Care
9.5%
Industrials
7.3%
Energy
4.0%
Consumer Staples
3.6%
Utilities
3.2%
Materials
1.4%
Real Estate
1.1%
Cash & Other
0.2%

Top Ten Holdings	(Percentage of Net Assets)
NVIDIA Corp.	5.3
Microsoft Corp.	5.1
Amazon.com, Inc.	4.9
Apple, Inc.	4.8
International Business Machines Corp.	4.5
Meta Platforms, Inc.	4.1
Tesla, Inc.	3.8
Uber Technologies, Inc.	3.3
Accenture PLC	3.2
QUALCOMM, Inc.	2.8

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.impactetfs.org.

1

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

IMPACT SHARES NAACP MINORITY EMPOWERMENT ETF

	FYE 6/30/2025	FYE 6/30/2024
( a ) Audit Fees	$14,000	$14,200
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,200
( d ) All Other Fees	N/A	N/A

IMPACT SHARES WOMEN’S EMPOWERMENT ETF

	FYE 6/30/2025	FYE 6/30/2024
( a ) Audit Fees	$14,000	$14,200
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,200
( d ) All Other Fees	N/A	N/A

1

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron and Lawrence Jules.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

2

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2025

Tidal Trust III

Impact Shares NAACP Minority Empowerment ETF | NACP | NYSE Arca, Inc.

Impact Shares Women’s Empowerment ETF              | WOMN | NYSE Arca, Inc.

(Formerly: Impact Shares YWCA Women’s Empowerment ETF)

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2025

COMMON STOCKS - 99.8%	Shares	Value
Banking - 4.7%
Bank of America Corp.	11,684	$552,887
Citigroup, Inc.	3,153	268,383
Fifth Third Bancorp	1,113	45,778
Huntington Bancshares, Inc.	2,408	40,358
JPMorgan Chase & Co.	4,793	1,389,539
M&T Bank Corp.	298	57,809
PNC Financial Services Group, Inc.	670	124,901
Regions Financial Corp.	1,443	33,939
Truist Financial Corp.	2,208	94,922
		2,608,516

Consumer Discretionary Products - 4.5%
Aptiv PLC	452	30,836
Ford Motor Co.	7,893	85,639
General Motors Co.	2,058	101,274
NIKE, Inc. - Class B	2,416	171,633
Tesla, Inc.(a)	6,658	2,114,980
		2,504,362

Consumer Discretionary Services - 0.7%
Hilton Worldwide Holdings, Inc.	488	129,974
Marriott International, Inc. - Class A	478	130,594
Royal Caribbean Cruises Ltd.	498	155,944
		416,512

Consumer Staple Products - 2.0%
Campbell’s Co.	333	10,206
Clorox Co.	217	26,055
Coca-Cola Co.	6,823	482,727
Hershey Co.	241	39,994
Hormel Foods Corp.	457	13,824
Jack Henry & Associates, Inc.	170	16,694
Kellanova	478	38,015
Mondelez International, Inc. - Class A	2,279	153,696
PepsiCo, Inc.	2,417	319,141
Tyson Foods, Inc. - Class A	459	25,677
		1,126,029

Financial Services - 6.6%
American Express Co.	934	297,927
Bank of New York Mellon Corp.	1,178	107,328
Charles Schwab Corp.	2,963	270,344
FactSet Research Systems, Inc.	66	29,520
LPL Financial Holdings, Inc.	141	52,871

Mastercard, Inc. - Class A	1,427	801,888
Moody’s Corp.	266	133,423
Morgan Stanley	2,098	295,524
Nasdaq, Inc.	667	59,643
PayPal Holdings, Inc.(a)	1,618	120,250
S&P Global, Inc.	533	281,046
Synchrony Financial	625	41,713
T. Rowe Price Group, Inc.	390	37,635
Tradeweb Markets, Inc. - Class A	191	27,962
Verisk Analytics, Inc. - Class A	238	74,137
Visa, Inc. - Class A	2,984	1,059,469
		3,690,680

Health Care - 9.5%
Abbott Laboratories	3,019	410,614
AbbVie, Inc.	3,019	560,387
Agilent Technologies, Inc.	490	57,825
Baxter International, Inc.	816	24,708
Becton Dickinson & Co.	469	80,785
Biogen, Inc.(a)	235	29,514
Boston Scientific Corp.(a)	2,693	289,255
Bristol-Myers Squibb Co.	3,485	161,321
Cigna Group	467	154,381
CVS Health Corp.	2,186	150,790
Danaher Corp.	1,069	211,170
DaVita, Inc.(a)	75	10,684
Edwards Lifesciences Corp.(a)	983	76,880
Elevance Health, Inc.	386	150,139
Gilead Sciences, Inc.	2,110	233,936
Illumina, Inc.(a)	267	25,474
Johnson & Johnson	4,184	639,106
Labcorp Holdings, Inc.	146	38,326
Medtronic PLC	2,115	184,365
Merck & Co., Inc.	4,266	337,697
Pfizer, Inc.	9,653	233,989
Quest Diagnostics, Inc.	186	33,411
ResMed, Inc.	253	65,274
Stryker Corp.	616	243,708
Thermo Fisher Scientific, Inc.	634	257,062
UnitedHealth Group, Inc.	1,574	491,041
Zoetis, Inc. - Class A	751	117,118
		5,268,960

Industrial Products - 5.6%
3M Co.	962	146,455
AMETEK, Inc.	401	72,565
Boeing Co.(a)	1,237	259,189
Carrier Global Corp.	1,401	102,539
CNH Industrial NV - Class A	1,471	19,064
Cummins, Inc.	245	80,238
Deere & Co.	421	214,074

Eaton Corp PLC	675	240,968
Emerson Electric Co.	931	124,130
General Electric Co.	1,828	470,509
Honeywell International, Inc.	1,116	259,894
Howmet Aerospace, Inc.	661	123,032
Hubbell, Inc.	94	38,391
Illinois Tool Works, Inc.	497	122,883
Ingersoll Rand, Inc.	674	56,063
Johnson Controls International PLC	1,120	118,294
L3Harris Technologies, Inc.	323	81,021
Lennox International, Inc.	54	30,955
Nordson Corp.	86	18,436
Northrop Grumman Corp.	248	123,995
nVent Electric PLC	297	21,755
Otis Worldwide Corp.	686	67,928
Rockwell Automation, Inc.	193	64,109
Stanley Black & Decker, Inc.	282	19,106
Textron, Inc.	314	25,211
Trane Technologies PLC	390	170,590
Xylem, Inc.	412	53,296
		3,124,690

Industrial Services - 1.7%
AECOM	232	26,184
CSX Corp.	3,217	104,971
Delta Air Lines, Inc.	1,069	52,574
Expeditors International of Washington, Inc.	226	25,821
FedEx Corp.	385	87,514
Jacobs Solutions, Inc.	213	27,999
JB Hunt Transport Services, Inc.	142	20,391
Norfolk Southern Corp.	388	99,316
Southwest Airlines Co.	884	28,677
Union Pacific Corp.	1,013	233,071
United Airlines Holdings, Inc.(a)	540	43,000
United Parcel Service, Inc. - Class B	1,212	122,339
United Rentals, Inc.	111	83,627
		955,484

Insurance - 0.9%
Aon PLC - Class A	396	141,277
MetLife, Inc.	978	78,651
Principal Financial Group, Inc.	408	32,407
Progressive Corp.	589	157,181
Travelers Cos., Inc.	408	109,156
		518,672

Materials - 1.4%
Albemarle Corp.	202	12,659
CF Industries Holdings, Inc.	298	27,416
CRH PLC	1,137	104,377
DuPont de Nemours, Inc.	727	49,865

Eastman Chemical Co.	204	15,231
Ecolab, Inc.	430	115,859
Freeport-McMoRan, Inc.	2,206	95,630
International Flavors & Fragrances, Inc.	421	30,965
Martin Marietta Materials, Inc.	103	56,543
Newmont Corp.	1,794	104,518
Owens Corning	154	21,178
PPG Industries, Inc.	368	41,860
Southern Copper Corp.	148	15,021
Vulcan Materials Co.	231	60,249
		751,371

Media - 12.3%
Alphabet, Inc. - Class A	8,156	1,437,332
Alphabet, Inc. - Class C	7,129	1,264,613
Electronic Arts, Inc.	302	48,229
Meta Platforms, Inc. - Class A	3,128	2,308,746
Uber Technologies, Inc.(a)	19,499	1,819,257
		6,878,177

Oil & Gas - 4.0%
Baker Hughes Co.	1,670	64,028
Cheniere Energy, Inc.	382	93,025
Chevron Corp.	2,726	390,336
ConocoPhillips	2,072	185,941
Devon Energy Corp.	983	31,269
Exxon Mobil Corp.	7,343	791,575
Halliburton Co.	1,518	30,937
Hess Corp.	462	64,006
Kinder Morgan, Inc.	3,225	94,815
Marathon Petroleum Corp.	558	92,689
ONEOK, Inc.	1,068	87,181
Phillips 66	694	82,794
Valero Energy Corp.	549	73,797
Williams Cos., Inc.	2,141	134,476
		2,216,869

Real Estate - 1.1%
American Homes 4 Rent - Class A - REIT	545	19,658
AvalonBay Communities, Inc. - REIT	249	50,672
Equinix, Inc. - REIT	164	$130,457
Prologis, Inc. - REIT	1,589	167,036
Regency Centers Corp. - REIT	294	20,942
SBA Communications Corp. - Class A - REIT	193	45,324
Welltower, Inc. - REIT	840	129,133
Weyerhaeuser Co. - REIT	1,202	30,879
		594,101

Retail & Wholesale - Discretionary - 5.5%
Amazon.com, Inc.(a)	12,438	2,728,773
Dick’s Sporting Goods, Inc.	12	2,374

eBay, Inc.	910	67,758
Lowe’s Cos., Inc.	1,198	265,800
		3,064,705

Retail & Wholesale - Staples - 1.6%
Archer-Daniels-Midland Co.	767	40,482
Kroger Co.	1,083	77,684
U.S. Foods Holding Corp.(a)	395	30,419
Walmart, Inc.	7,624	745,475
		894,060

Software & Tech Services - 15.1%
Accenture PLC - Class A	6,000	1,793,340
Amentum Holdings, Inc.(a)	0	5
Booz Allen Hamilton Holding Corp. - Class A	198	20,618
International Business Machines Corp.	8,456	2,492,659
Microsoft Corp.	5,724	2,847,175
Palo Alto Networks, Inc.(a)	6,220	1,272,861
		8,426,658

Tech Hardware & Semiconductors - 16.6%
Apple, Inc.	13,114	2,690,599
Intel Corp.	40,100	898,240
Micron Technology, Inc.	9,059	1,116,522
NVIDIA Corp.	18,717	2,957,099
QUALCOMM, Inc.	9,925	1,580,655
		9,243,115

Telecommunications - 2.8%
AT&T, Inc.	28,094	813,040
Verizon Communications, Inc.	16,613	718,845
		1,531,885

Utilities - 3.2%
AES Corp.	1,173	12,340
Alliant Energy Corp.	425	25,700
American Electric Power Co., Inc.	914	94,837
CMS Energy Corp.	493	34,155
Consolidated Edison, Inc.	634	63,622
Dominion Energy, Inc.	1,508	85,232
DTE Energy Co.	339	44,904
Duke Energy Corp.	1,366	161,188
Edison International	751	38,752
Entergy Corp.	778	64,667
Eversource Energy	625	39,762
Exelon Corp.	1,660	72,077
FirstEnergy Corp.	944	38,005
NextEra Energy, Inc.	3,500	242,970
NiSource, Inc.	782	31,546
NRG Energy, Inc.	359	57,648

PG&E Corp.	4,406	61,420
PPL Corp.	1,189	40,295
Public Service Enterprise Group, Inc.	880	74,078
Sempra	1,192	90,318
Southern Co.	1,928	177,048
Vistra Corp.	555	107,565
WEC Energy Group, Inc.	548	57,102
Xcel Energy, Inc.	1,023	69,666
		1,784,897

TOTAL COMMON STOCKS (Cost $40,643,786)		55,599,743

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(b)	121,453	121,453

TOTAL SHORT-TERM INVESTMENTS (Cost $121,453)		121,453

TOTAL INVESTMENTS - 100.0% (Cost $40,765,239)		$55,721,196
Liabilities in Excess of Other Assets - 0.0%(c)		(2,044)
TOTAL NET ASSETS - 100.0%		$55,719,152

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

Impact Shares Women’s Empowerment ETF

Schedule of Investments

June 30, 2025

COMMON STOCKS - 99.9%	Shares	Value
Banking - 4.4%
Bank of America Corp.	19,831	$938,403
Citigroup, Inc.	5,352	455,562
Citizens Financial Group, Inc.	1,242	55,579
Fifth Third Bancorp	1,739	71,525
Huntington Bancshares, Inc.	4,387	73,526
JPMorgan Chase & Co.	245	71,028
KeyCorp	2,724	47,452
Regions Financial Corp.	2,457	57,789
US Bancorp	4,314	195,209
Wells Fargo & Co.	9,490	760,339
		2,726,412

Consumer Discretionary Products - 1.2%
Deckers Outdoor Corp.(a)	1,120	115,438
Ford Motor Co.	27,873	302,422
General Motors Co.	7,209	354,755
		772,615

Consumer Discretionary Services - 4.2%
McDonald’s Corp.	5,324	1,555,513
Service Corp. International	984	80,098
Starbucks Corp.	7,586	695,105
Yum! Brands, Inc.	1,990	294,878
		2,625,594

Consumer Staple Products - 5.9%
Brown-Forman Corp. - Class A	134	3,681
Brown-Forman Corp. - Class B	818	22,012
Campbell’s Co.	628	19,248
Church & Dwight Co., Inc.	695	66,796
Clorox Co.	370	44,426
Coca-Cola Co.	11,581	819,356
Colgate-Palmolive Co.	2,466	224,159
Conagra Brands, Inc.	1,157	23,684
Estee Lauder Cos., Inc. - Class A	605	48,884
General Mills, Inc.	1,656	85,797
Hershey Co.	431	71,525
Jack Henry & Associates, Inc.	325	31,915
Kellanova	700	55,671
Kimberly-Clark Corp.	1,065	137,300
Kraft Heinz Co.	2,462	63,569
Mondelez International, Inc. - Class A	3,672	247,640
PepsiCo, Inc.	4,103	541,760

Procter & Gamble Co.	7,230	1,151,884
		3,659,307

Financial Services - 11.3%
American Express Co.	1,585	505,583
Bank of New York Mellon Corp.	1,940	176,753
Blackrock, Inc.	407	427,045
Capital One Financial Corp.	1,780	378,713
Equifax, Inc.	360	93,373
Fidelity National Information Services, Inc.	2,477	201,653
Global Payments, Inc.	756	60,510
Mastercard, Inc. - Class A	2,424	1,362,143
Moody’s Corp.	457	229,227
Morgan Stanley	3,561	501,602
Northern Trust Corp.	552	69,988
PayPal Holdings, Inc.(a)	2,740	203,637
Raymond James Financial, Inc.	567	86,961
S&P Global, Inc.	892	470,343
State Street Corp.	853	90,708
Synchrony Financial	966	64,471
T. Rowe Price Group, Inc.	663	63,979
Toast, Inc. - Class A(a)	2,421	107,226
TransUnion	574	50,512
Verisk Analytics, Inc. - Class A	407	126,780
Visa, Inc. - Class A	5,064	1,797,973
		7,069,180

Health Care - 10.8%
AbbVie, Inc.	5,125	951,302
Agilent Technologies, Inc.	818	96,532
Amgen, Inc.	1,576	440,035
Biogen, Inc.(a)	391	49,106
BioMarin Pharmaceutical, Inc.(a)	553	30,398
Boston Scientific Corp.(a)	4,571	490,971
Bristol-Myers Squibb Co.	5,915	273,805
Cardinal Health, Inc.	691	116,088
Centene Corp.(a)	1,384	75,123
Cigna Group	794	262,481
Elevance Health, Inc.	656	255,158
Gilead Sciences, Inc.	3,582	397,136
Hologic, Inc.(a)	720	46,915
Illumina, Inc.(a)	455	43,412
Johnson & Johnson	7,101	1,084,678
Merck & Co., Inc.	7,242	573,277
Neurocrine Biosciences, Inc.(a)	291	36,576
Regeneron Pharmaceuticals, Inc.	296	155,400
UnitedHealth Group, Inc.	2,672	833,584
Vertex Pharmaceuticals, Inc.(a)	753	335,236
Zoetis, Inc. - Class A	1,216	189,635
		6,736,848

Industrial Products - 4.1%
3M Co.	1,634	248,760
Carrier Global Corp.	2,378	174,046
Cummins, Inc.	405	132,638
Eaton Corp PLC	1,129	403,042
Emerson Electric Co.	1,580	210,661
Fortive Corp.	1,575	82,105
Ingersoll Rand, Inc.	1,158	96,322
Johnson Controls International PLC	1,958	206,804
Keysight Technologies, Inc.(a)	805	131,907
nVent Electric PLC	504	36,918
Otis Worldwide Corp.	169	16,734
Pentair PLC	484	49,687
Ralliant Corp.(a)	525	25,457
Rockwell Automation, Inc.	334	110,945
Stanley Black & Decker, Inc.	479	32,452
TE Connectivity PLC	1,346	227,030
Trane Technologies PLC	650	284,317
Xylem, Inc.	727	94,045
		2,563,870

Industrial Services - 3.4%
Automatic Data Processing, Inc.	1,997	615,875
Delta Air Lines, Inc.	1,816	89,311
Paychex, Inc.	1,576	229,245
Republic Services, Inc. - Class A	624	153,885
Southwest Airlines Co.	1,680	54,499
Union Pacific Corp.	1,742	400,799
United Parcel Service, Inc. - Class B	2,086	210,561
Waste Management, Inc.	1,117	255,592
WW Grainger, Inc.	130	135,231
		2,144,998

Insurance - 2.1%
Allstate Corp.	785	158,029
American International Group, Inc.	1,724	147,557
Hartford Financial Services Group, Inc.	814	103,272
MetLife, Inc.	1,588	127,707
Principal Financial Group, Inc.	747	59,334
Progressive Corp.	1,811	483,284
Prudential Financial, Inc.	1,030	110,663
Willis Towers Watson PLC	294	90,111
		1,279,957

Materials - 1.7%
Air Products and Chemicals, Inc.	661	186,442
Albemarle Corp.	357	22,373
Corteva, Inc.	1,987	148,091
Dow, Inc.	2,068	54,761
DuPont de Nemours, Inc.	1,252	85,875
Ecolab, Inc.	756	203,697

International Flavors & Fragrances, Inc.	724	53,250
Newmont Corp.	3,246	189,112
Owens Corning	226	31,079
PPG Industries, Inc.	666	75,757
		1,050,437

Media - 8.6%
Airbnb, Inc. - Class A(a)	2,794	369,758
Comcast Corp. - Class A	1,090	38,902
Electronic Arts, Inc.	1,668	266,380
Expedia Group, Inc. - Class A	793	133,763
GoDaddy, Inc. - Class A(a)	662	119,200
Meta Platforms, Inc. - Class A	4,443	3,279,334
Omnicom Group, Inc.	1,312	94,385
Pinterest, Inc. - Class A(a)	3,709	133,005
Uber Technologies, Inc.(a)	9,824	916,579
Zillow Group, Inc. - Class A(a)	249	17,054
		5,368,360

Oil & Gas - 4.7%
Baker Hughes Co.	3,009	115,365
Chevron Corp.	4,631	663,113
ConocoPhillips	3,570	320,372
Exxon Mobil Corp.	12,464	1,343,619
Occidental Petroleum Corp.	1,971	82,802
Phillips 66	1,237	147,574
Williams Cos., Inc.	3,635	228,314
		2,901,159

Real Estate - 2.0%
American Tower Corp. - REIT	1,387	306,555
CBRE Group, Inc. - Class A(a)	907	127,089
Equinix, Inc. - REIT	286	227,504
Equity LifeStyle Properties, Inc. - REIT	553	34,103
Essex Property Trust, Inc. - REIT	196	55,546
Healthpeak Properties, Inc. - REIT	2,145	37,559
Host Hotels & Resorts, Inc. - REIT	1,998	30,689
Invitation Homes, Inc. - REIT	1,532	50,250
Ventas, Inc. - REIT	1,300	82,095
Welltower, Inc. - REIT	1,924	295,777
		1,247,167

Renewable Energy - 0.1%
First Solar, Inc.(a)	526	87,074

Retail & Wholesale - Discretionary - 6.1%
Amazon.com, Inc.(a)	14,182	3,111,389
Best Buy Co., Inc.	1,327	89,082
eBay, Inc.	3,010	224,125
Lululemon Athletica, Inc.(a)	930	220,949

Williams-Sonoma, Inc.	868	141,805
		3,787,350

Retail & Wholesale - Staples - 0.5%
Archer-Daniels-Midland Co.	1,323	69,828
Kroger Co.	1,867	133,920
Target Corp.	1,294	127,653
		331,401

Software & Tech Services - 13.8%
Accenture PLC - Class A	3,023	903,544
Adobe, Inc.	2,057	795,812
Akamai Technologies, Inc.(a)	630	50,249
ANSYS, Inc.(a)	389	136,625
Atlassian Corp. - Class A(a)	760	154,348
Autodesk, Inc.	1,006	311,427
Booz Allen Hamilton Holding Corp. - Class A	365	38,007
Cloudflare, Inc. - Class A(a)	1,389	272,008
Dynatrace, Inc.(a)	1,439	79,447
Gartner, Inc.	399	161,284
HubSpot, Inc.(a)	235	130,808
International Business Machines Corp.	4,261	1,256,058
Intuit, Inc.	1,335	1,051,486
Okta, Inc. - Class A(a)	818	81,775
Palo Alto Networks, Inc.(a)	3,134	641,342
Salesforce, Inc.	4,365	1,190,292
ServiceNow, Inc.(a)	984	1,011,631
Twilio, Inc. - Class A(a)	48	5,969
Tyler Technologies, Inc.	196	116,197
Workday, Inc. - Class A(a)	1,060	254,400
		8,642,709

Tech Hardware & Semiconductors - 11.1%
Apple, Inc.	15,308	3,140,742
Cisco Systems, Inc.	18,303	1,269,862
Dell Technologies, Inc. - Class C	1,391	170,536
F5, Inc.(a)	268	78,878
Hewlett Packard Enterprise Co.	5,999	122,679
HP, Inc.	4,515	110,437
Intel Corp.	20,149	451,338
Monolithic Power Systems, Inc.	199	145,545
Motorola Solutions, Inc.	815	342,675
NetApp, Inc.	1,022	108,894
Seagate Technology Holdings PLC	848	122,392
Texas Instruments, Inc.	4,051	841,069
		6,905,047

Telecommunications - 2.1%
Verizon Communications, Inc.	30,337	1,312,682

Utilities - 1.8%
Alliant Energy Corp.	730	44,143
American Electric Power Co., Inc.	1,518	157,508
American Water Works Co., Inc.	588	81,797
CMS Energy Corp.	818	56,671
Consolidated Edison, Inc.	1,076	107,977
Edison International	1,274	65,738
Entergy Corp.	1,223	101,656
Exelon Corp.	3,093	134,298
PPL Corp.	2,116	71,711
Sempra	1,907	144,493
Vistra Corp.	945	183,150
		1,149,142

TOTAL COMMON STOCKS (Cost $50,618,635)		62,361,309

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(b)	86,694	86,694

TOTAL SHORT-TERM INVESTMENTS (Cost $86,694)		86,694

TOTAL INVESTMENTS - 100.0% (Cost $50,705,329)		$62,448,003
Other Assets in Excess of Liabilities - 0.0%(c)		2,716
TOTAL NET ASSETS - 100.0%		$62,450,719

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

Statements of Assets and Liabilities

June 30, 2025

	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Women’s Empowerment ETF
ASSETS:
Investments, at value (cost $40,765,239 and $50,705,329) (Note 2)	$55,721,196	$62,448,003
Dividends receivable	18,974	40,283
Dividend tax reclaim receivable	482	407
Interest receivable	323	480
Total assets	55,740,975	62,489,173

LIABILITIES:
Payable to adviser (Note 4)	21,823	38,454
Total liabilities	21,823	38,454
NET ASSETS	$55,719,152	$62,450,719

NET ASSETS CONSISTS OF:
Paid-in capital	$41,309,828	$52,047,664
Total distributable earnings/(accumulated losses)	14,409,324	10,403,055
Total Net Assets	$55,719,152	$62,450,719

Net assets	$55,719,152	$62,450,719
Shares issued and outstanding(a)	1,275,000	1,575,000
Net asset value per share	$43.70	$39.65

(a)   Unlimited shares authorized without par value.

Statements of Operations

For the Year Ended June 30, 2025

	Impact Shares
	NAACP	Impact Shares
	Minority	Women’s
	Empowerment	Empowerment
	ETF	ETF
INVESTMENT INCOME:
Dividend income	$804,613	$1,046,358
Less: Dividend withholding taxes	(1,719)	(2,017)
Less: Issuance fees	(2)	(16)
Interest income	4,559	4,444
Total investment income	807,451	1,048,769

EXPENSES:
Investment advisory fee (Note 4)	260,704	461,535
Total expenses	260,704	461,535
NET INVESTMENT INCOME (LOSS)	546,747	587,234

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (a)	1,682,669	4,248,083
Net realized gain (loss)	1,682,669	4,248,083
Net change in unrealized appreciation (depreciation) on:
Investments	4,562,774	1,769,088
Net change in unrealized appreciation (depreciation)	4,562,774	1,769,088
Net realized and unrealized gain (loss)	6,245,443	6,017,171
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$6,792,190	$6,604,405

(a)   Includes realized gain (loss) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Statements of Changes in Net Assets
	Impact Shares NAACP Minority Empowerment ETF		Impact Shares Women’s Empowerment ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
OPERATIONS:
Net investment income (loss)	$546,747	$520,534	$587,234	$473,318
Net realized gain (loss)	1,682,669	5,309,953	4,248,083	1,584,468
Net change in unrealized appreciation (depreciation)	4,562,774	4,277,608	1,769,088	6,463,564
Net increase (decrease) in net assets resulting from operations	6,792,190	10,108,095	6,604,405	8,521,350

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,562,664)	(527,702)	(724,822)	(849,726)
Total distributions to shareholders	(1,562,664)	(527,702)	(724,822)	(849,726)

CAPITAL TRANSACTIONS:
Subscriptions	10,275,965	1,905,221	14,391,536	9,083,277
Redemptions	(7,122,047)	(9,200,860)	(13,600,235)	(1,562,658)
Net increase (decrease) in net assets from capital transactions	3,153,918	(7,295,639)	791,301	7,520,619

NET INCREASE (DECREASE) IN NET ASSETS	8,383,444	2,284,754	6,670,884	15,192,243

NET ASSETS:
Beginning of the period	47,335,708	45,050,954	55,779,835	40,587,592
End of the period	$55,719,152	$47,335,708	$62,450,719	$55,779,835

SHARES TRANSACTIONS
Subscriptions	250,000	50,000	375,000	275,000
Redemptions	(175,000)	(275,000)	(350,000)	(50,001)
Total increase (decrease) in shares outstanding	75,000	(225,000)	25,000	224,999

Financial Highlights

For a share outstanding throughout the periods presented

	Impact Shares NAACP Minority Empowerment ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$39.45	$31.61	$27.64	$32.69	$23.17

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.42	0.42	0.40	0.33	0.30
Net realized and unrealized gain (loss)(b)	5.03	7.86	4.63	(4.25)	9.68
Total from investment operations	5.45	8.28	5.03	(3.92)	9.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.44)	(0.40)	(0.32)	(0.35)
Net realized gains	(0.78)	–	(0.66)	(0.81)	(0.11)
Total distributions	(1.20)	(0.44)	(1.06)	(1.13)	(0.46)

CAPITAL TRANSACTIONS:
Net asset value, end of period	$43.70	$39.45	$31.61	$27.64	$32.69

TOTAL RETURN	14.04%	26.38%	18.90%	(12.70)%	43.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,719	$47,336	$45,051	$35,236	$31,875
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.50%(d)
Ratio of net investment income to average net assets	1.03%	1.22%	1.41%	1.00%	1.03%
Portfolio turnover rate(c)	24%	37%	9%	35%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.

Financial Highlights
For a share outstanding throughout the periods presented

	Impact Shares Women’s Empowerment ETF
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$35.99	$30.63	$27.97	$32.85	$22.81

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.37	0.33	0.35	0.27	0.21
Net realized and unrealized gain (loss)(b)	3.74	5.63	4.63	(3.99)	11.59
Total from investment operations	4.11	5.96	4.98	(3.72)	11.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.33)	(0.34)	(0.27)	(0.47)
Net realized gains	–	(0.27)	(1.98)	(0.89)	(1.29)
Total distributions	(0.45)	(0.60)	(2.32)	(1.16)	(1.76)

CAPITAL TRANSACTIONS:
Net asset value, end of period	$39.65	$35.99	$30.63	$27.97	$32.85

TOTAL RETURN	11.46%	19.64%	19.16%	(11.98)%	52.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,451	$55,780	$40,588	$30,069	$29,562
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%(d)
Ratio of net investment income to average net assets	0.95%	1.01%	1.22%	0.83%	0.73%
Portfolio turnover rate(c)	21%	33%	17%	36%	39%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

NOTE 1 - ORGANIZATION

The Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and the Impact Shares Women’s Empowerment ETF (the “Women’s ETF”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Minority ETF commenced operations on July 18, 2018 and the Women’s ETF commenced operations on August 24, 2018. Prior to June 27, 2025, the Women’s ETF was formerly named the Impact Shares YWCA Women’s Empowerment ETF.

The investment objective of the Minority ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Minority Empowerment Index. The investment objective of the Women’s ETF is to seek investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index.

Effective June 27, 2025, Impact Shares Corp. (“Impact Shares”) no longer serves as sub-adviser to the Funds. The Adviser has assumed full management responsibilities for the Funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value policy will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Minority ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$55,599,743	$–	$–	$55,599,743
Money Market Funds	121,453	–	–	121,453
Total Investments	$55,721,196	$–	$–	$55,721,196

Women’s ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$62,361,309	$–	$–	$62,361,309
Money Market Funds	86,694	–	–	86,694
Total Investments	$62,448,003	$–	$–	$62,448,003

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare, as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Interest income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Minority ETF and Women’s ETF are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

June 30, 2025

Share Valuation - The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts - U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per Share. For the year ended June 30, 2025, the following reclassification adjustments were made:

Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Losses)
Minority ETF	$2,110,311	$(2,110,311)
Women’s ETF	4,677,250	(4,677,250)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services and also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Minority ETF only). The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Gender Diversity Risk (Women’s ETF only). The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Index Performance Risk. The Fund seeks to track an index maintained by a third party provider unaffiliated with the Fund, the Adviser or the Sub-Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index, or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Minority ETF	0.49%
Women’s ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended June 30, 2025 are disclosed in the Statements of Operations.

Prior to June 27, 2025, the Adviser entered into a fund sponsorship agreement with Impact Shares (previously the “Sub-Adviser”) (the “Fund Sponsorship Agreement”) pursuant to which the sub-adviser is a sponsor to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds. After the Adviser has recouped a certain level of costs, the Adviser agreed to pay the Sub-Adviser a portion of any remaining profits generated by the unitary management fee for the Funds. If the amount of the unitary management fees for the Funds exceeds the combination of: (i) the Funds’ operating expenses (including the sub-advisory fee payable to the Sub-Adviser under the Sub-Advisory Amendment) and (ii) the Adviser retained amount; that excess amount is considered “remaining profit.” In that case, once the Adviser has recovered a certain level of costs, the Adviser will pay a portion of the remaining profits to the Sub-Adviser. During months when the funds generated by the unitary management fee are insufficient to cover the entire sub advisory fee, that fee is automatically waived (and such waiver is not subject to recoupment). Prior to June 27, 2025, Impact Shares was paid a fee by the Adviser, which was calculated and paid monthly, at an annual rate of 0.02% of each Funds’ average daily net assets.

As stated above, effective June 27, 2025, Impact Shares no longer served as sub-adviser to the Funds and the Adviser has assumed full management responsibilities for the Funds. As a result, there is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. Prior to August 26, 2024, SEI Investments Global Funds Services (“SEI”) served as the Funds’ fund administrator.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Funds. Prior to August 26, 2024, SEI Investments Global Funds Services (“SEI”) served as the Funds’ fund accountant. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to August 26, 2024, SEI Investments Distribution Co., an affiliate of SEI, served as the Funds’ distributor.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended June 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Minority ETF	$12,964,680	$14,524,219
Women’s ETF	$13,052,131	$13,530,500

For the year ended June 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended June 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Minority ETF	$10,093,104	$6,292,635	$2,271,452
Women’s ETF	$14,089,205	$13,116,771	$4,815,638

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended June 30, 2025 and the prior fiscal period ended June 30, 2024 were as follows:

Fund	Distributions paid from:	June 30, 2025	June 30, 2024
Minority ETF	Ordinary income	$ 546,207	$ 521,160
	Long-Term Capital Gains	1,016,457	6,542

Women’s ETF	Ordinary income	724,822	475,070
	Long-Term Capital Gains	-	374,656

As of the fiscal year ended June 30, 2025, the components of accumulated losses on a tax basis were as follows:

	Minority ETF	Women’s ETF
Investments, at cost(a)	$41,025,733	$51,359,651
Gross tax unrealized appreciation	16,025,951	13,662,298
Gross tax unrealized depreciation	(1,330,488)	(2,573,946)

Net tax unrealized appreciation (depreciation)	14,695,463	11,088,352
Undistributed ordinary income (loss)	120,882	-
Undistributed long-term capital gain (loss)	-	-

Total undistributed earnings	120,882	-
Other accumulated gain (loss)	(407,021)	(685,297)
Total distributable earnings (accumulated losses)	$14,409,324	$10,403,055

(a) The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended June 30, 2025, the Funds had not elected to defer any post- October or late-year losses.

As of the fiscal year ended June 30, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
Minority ETF	$207,363	$199,658
Women’s ETF	109,155	576,142

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Impact Shares ETFs and
Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Impact Shares Women’s Empowerment ETF (formerly Impact Shares YWCA Women’s Empowerment ETF) and Impact Shares NAACP Minority Empowerment ETF (the “Funds”), each a series of Tidal Trust III, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
August 26, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended June 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Minority ETF	100.00%
Women’s ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2025, was as follows:

Minority ETF	100.00%
Women’s ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended June 30, 2025, was as follows:

Minority ETF	0.00%
Women’s ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 12, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the continuance of the Investment Advisory Agreement (the “Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Impact Shares YWCA Women’s Empowerment ETF (the “YWCA ETF”) Impact Shares NAACP Minority Empowerment ETF (the “NAACP ETF” and together with the YWCA ETF, the “Funds” and, separately, each a “Fund”)

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 12, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Board also considered the ability of the Adviser to manage the Funds directly as the former sub-adviser Impact Shares LLC, was no longer serving as sub-adviser to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board reviewed the Funds’ prior performance on both an absolute basis, and in comparison to the Funds’ Peer Groups by utilizing Morningstar classifications by reviewing the reports prepared by AltaVista Research LLC. When reviewing each Fund’s performance against the comparative Peer Group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the respective peer universe. The Board also considered that each Fund seeks investment results that, before fees and expenses, track the performance of its respective underlying index and each Fund’s performance was within an acceptable level of its underlying index. The Board also took into account that Impact Shares LLC had served as Sub-Adviser during the period of time that the prior performance was generated.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group by reviewing the AltaVista Peer Analysis Reports. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that while each of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

The Trustees discussed realized and potential economies of scale. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the that the continuance of the Agreement for a term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 8, 2025